Derivative financial liability – current (Details Narrative) - GBP (£)		1 Months Ended		6 Months Ended
	Dec. 13, 2022	May 31, 2020	Oct. 30, 2019	Jun. 30, 2023
D A R A Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued				276,689
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		838	392
Number of warrants issued price	£ 320		£ 10,000
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share Price		£ 3,280
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share Price		£ 3,300